Earnings Per Share and American Depositary Receipt - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share Disclosure [Line Items]
Number of common shares represented by each American Depository Receipt (ADR)	5
Weighted-average number of common stock outstanding used in computations of basic net income	140,848,576	141,145,190	141,353,141
Weighted-average number of common stock outstanding used in computations of diluted net income	141,013,083	141,260,186	141,423,315